Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	€ 84,517	€ 84,431
Right-of-use assets	50,444	42,825
Intangible assets and goodwill	4,160	4,254
Equity-method investees	39,831	37,696
Other non-current receivables	6,396	5,894
Other non-current assets	1,603	1,452
Deferred tax assets	1,665	1,032
Total non-current assets	188,616	177,584
Current assets
Inventories	62,087	70,120
Trade receivables	33,304	39,056
Other current receivables	12,218	16,279
Other current assets	5,365	7,973
Current income tax assets	3,000	2,195
Gains on derivative financial instruments	147	925
Cash and cash equivalents	33,610	54,475
Total current assets	149,731	191,023
TOTAL ASSETS	338,347	368,607
EQUITY
Share capital	55,073	55,073
Reserves	20,448	23,292
Retained earnings	(6,576)	9,493
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	68,945	87,858
Non-controlling interests	4,343	4,698
TOTAL EQUITY	73,288	92,556
Non-current liabilities
Long-term borrowings	12,153	11,483
Long-term lease liabilities	52,914	41,024
Employees’ leaving entitlement	12,389	13,064
Non-current contract liabilities	6,800	7,026
Provisions	9,284	9,432
Deferred income for government grants	13,135	12,242
Other non-current liabilities	2,725
Deferred tax liabilities	996	996
Total non-current liabilities	110,396	95,267
Current liabilities
Bank overdrafts and short-term borrowings	22,834	29,254
Current portion of long-term borrowings	5,200	5,806
Current portion of lease liabilities	9,413	10,825
Trade payables	60,888	78,399
Other payables	31,719	34,322
Current contract liabilities	20,333	17,124
Provisions	2,352	3,114
Other liabilities	1,549
Liabilities for current income tax	339	1,874
Losses on derivative financial instruments	36	66
Total current liabilities	154,663	180,784
TOTAL LIABILITIES	265,059	276,051
TOTAL EQUITY AND LIABILITIES	€ 338,347	€ 368,607